INVESTMENT IN AFFILIATES (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2018 USD ($)	Jun. 30, 2018 EUR (€)	Dec. 31, 2014 USD ($)
Schedule of Equity Method Investments [Line Items]
Equity Method Investment, Description	An affiliated company is a company held to the extent of 20% or more, or a company less than 20% held, in which the Company can exercise significant influence over operating and financial policy of the affiliate.
Neviah [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		25.12%
Keddem [Member]
Schedule of Equity Method Investments [Line Items]
Ownership percentage		29.41%
Investment amount			$ 155
Merck Holdings [Member] | Neviah [Member] | Convertible Bridge Loan Agreement [Member]
Schedule of Equity Method Investments [Line Items]
Face amount | €		€ 500,000
Loan grant date	Dec. 17, 2014
Maturity term	18 months
Interest rate (as a percent)		2.00%
Equity loss	$ 155